Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2036
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,905,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,036.88
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Registration Statement No. 333-269915. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.